Cash and Due from Banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and Due from Banks [Line Items]
Cash and cash equivalents	₩ 1,792,527	₩ 1,814,497
Due from banks:
Deposits	4,064,408	3,789,527
Reserve deposits	8,689,515	2,857,672
Time deposits	4,415,076	5,203,088
Certificate of deposits	0	19,897
Other	3,721,126	5,512,194
Due From Banks, total	20,890,125	17,382,378
Allowance for credit losses	(14,054)	(15,710)
Cash and Due from Banks, total	22,668,598	19,181,165
Domestic currency
Cash and Due from Banks [Line Items]
Cash and cash equivalents	1,792,527	1,814,497
Due from banks:
Deposits	0	0
Reserve deposits	8,689,515	2,857,672
Time deposits	1,361,612	1,916,936
Certificate of deposits	0	19,897
Other	3,023,087	4,867,510
Due From Banks, total	13,074,214	9,662,015
Foreign currency
Cash and Due from Banks [Line Items]
Cash and cash equivalents	0	0
Due from banks:
Deposits	4,064,408	3,789,527
Reserve deposits	0	0
Time deposits	3,053,464	3,286,152
Certificate of deposits	0	0
Other	698,039	644,684
Due From Banks, total	₩ 7,815,911	₩ 7,720,363